Inventories (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Inventories
Finished goods	¥ 1,159,984	¥ 1,491,328
Low-value consumables	3,056	4,733
Inventories	¥ 1,163,040	¥ 1,496,061